UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/07

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
40	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
New Jersey Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier New Jersey Municipal Bond Fund, Inc, covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened.What’s more, a generally rising stock market has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep taxable bond yields within a relatively narrow trading range, while positive supply-and demand forces provide support for municipal bond prices. As always, your financial advisor can help you position your investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007, through June 30, 2007, as provided by W. Michael Petty, Portfolio Manager

Note to Shareholders: On June 6, 2007, the fund began to offer Class Z shares, which are generally closed to new investment accounts.

Market and Fund Performance Overview

Municipal bond prices fell when economic and inflation concerns intensified late in the reporting period, moderating previous gains.The fund’s Class A shares produced a higher return than its benchmark and the fund’s Lipper category average, primarily due to the portfolio’s relatively short average duration, which helped dampen the effects of heightened market volatility.

For the six-month period ended June 30, 2007, Dreyfus Premier New Jersey Municipal Bond Fund achieved total returns of 0.24% for Class A shares, –0.09% for Class B shares, –0.14% for Class C shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.14% for the same period.2 In addition, the fund is reported in the Lipper General Municipal Debt Funds category, and the average total return for all funds reported in this category was –0.05% for the reporting period.3

The Fund’s Investment Approach

To pursue this goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey personal income taxes.The fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that we believe can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Early Market Rallies Were Offset by Subsequent Volatility

When the reporting period began, weakness in the housing sector had triggered a slowdown of U.S. economic growth. At the same time, energy prices had fallen from record high levels recorded the previous summer, alleviating inflation concerns, and the Federal Reserve Board (the “Fed”) continued to hold short-term interest rates steady. Consequently, municipal bonds rallied over the first few months of 2007. In addition, the market benefited from robust demand for longer-term securities from non-traditional investors, such as hedge funds and highly leveraged institutional accounts.

Although the rally was interrupted in late February due to turmoil in the U.S. sub-prime mortgage sector, bond prices rebounded in March and April.The renewed upturn proved to be relatively short-lived, however, when investor sentiment deteriorated in late May and June amid signs of stronger-than-expected economic growth. By the end of the reporting period, the ensuing market decline had erased previous gains.

Although New Jersey has continued to face a number of financial challenges, fiscal conditions have been supported by a diverse economic base, high wealth levels compared to residents of other states and progress in addressing its structural budget imbalance.

Shorter-Than-Average Duration Posture Helped Support Fund Performance

The fund continued to benefit from seasoned, core holdings that were acquired when yields were higher than today. In addition, we had set the fund’s average duration in a range that was shorter than industry averages, which helped shelter it from the full brunt of market volatility.

The fund also received good results from our emphasis on higher-quality securities when yield differences widened along the market’s credit-rating range, undermining municipal bonds rated BBB or lower. Returns were particularly attractive from higher-quality zero-coupon bonds. In addition, some of the fund’s holdings were scheduled for early redemption during the reporting period, with the cash to do so set aside in escrow, effectively boosting their prices.

The Fund Remains Positioned for a Steady Fed Policy

Although fixed-income investors have reacted negatively to recent signs of stronger economic growth, we believe these concerns are temporary. Mixed economic and inflation data continue to suggest to us that the Fed is likely to maintain current monetary policy for some time.Therefore, we have gradually increased the fund’s average duration toward the neutral range in an attempt to capture incrementally higher yields.

July 16, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided for Class A, B and C shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement, which may be terminated upon 90 days’ notice to shareholders. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	SOURCE: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New Jersey Municipal Bond Fund, Inc. from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007 †
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.26	$ 7.73	$ 8.97	$ 0.67
Ending value (after expenses)	$1,002.40	$999.10	$998.60	$1,001.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 ††	$ 5.31	$ 7.80	$ 9.05	$ 5.36
Ending value (after expenses)	$1,019.54	$1,017.06	$1,015.82	$1,019.49

† For Class A, Class B and Class C and from June 7, 2007 (commencement of initial offering) to June 30, 2007 for Class Z shares.

† †Expenses are equal to the fund’s annualized expense ratio of 1.06% for Class A, 1.56% for Class B, 1.81% for Class C and 1.07% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—102.7%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey—93.1%
Atlantic City Board of Education,
GO (Guaranteed; School Bond
Reserve Act and Insured; FSA)	5.50	12/1/08	1,250,000	1,280,475
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.00	3/1/08	1,230,000	1,246,310
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,699,705
Bayonne,
BAN	5.00	10/26/07	2,000,000	2,003,760
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean Project)	5.38	11/1/35	4,120,000	4,230,787
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,220,246
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,048,276
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/12	1,075,000 [a]	1,129,825
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/12	1,330,000 [a]	1,397,830
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/16	25,000	26,416
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/17	25,000	26,416
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000	3,646,522
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	2,062,600

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,687,258
Carteret Board of Education,
COP (Insured; MBIA)	6.00	1/15/10	440,000 [a]	466,286
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.25	1/1/13	2,390,000 [a]	2,535,718
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.00	1/1/27	3,220,000	3,311,963
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000	3,763,170
East Orange
(Insured; FSA)	0.00	8/1/11	2,500,000	2,127,925
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000	373,667
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000	313,563
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000	892,038
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 [a]	10,633,900
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/09	1,450,000	1,491,267
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/10	2,460,000	2,565,313
Garden State Preservation Trust,
Open Space and Farmland
Preservation (Insured; FSA)	5.25	11/1/21	2,010,000	2,207,000
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,753,880
Highland Park Borough Board of
Education, GO (Insured; FSA)	5.00	2/15/25	3,000,000	3,165,210

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Hudson County Improvement
Authority, Facility LR (Hudson
County Lease Project)
(Insured; FGIC)	5.25	10/1/12	2,795,000	2,870,018
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA)	0.00	12/15/34	3,000,000	802,500
Hudson County Improvement
Authority, LR (County Services
Building Project) (Insured; AMBAC)	5.00	4/1/35	2,500,000	2,578,425
Jackson Township Board of
Education, GO (Guaranteed;
School Bond Reserve Act and
Insured; MBIA)	5.25	6/15/23	6,105,000	6,699,139
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000	4,241,034
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured; AMBAC)	6.00	10/1/08	1,575,000	1,617,667
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured; AMBAC)	6.00	10/1/08	915,000	940,245
Jersey City,
Public Improvement Revenue
(Insured; MBIA)	5.25	9/1/09	1,605,000 [a]	1,666,937
Jersey City,
Water Revenue (Insured; AMBAC)	5.20	10/1/08	1,565,000	1,591,902
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured; MBIA)	5.00	8/1/40	3,290,000	3,382,844
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000	2,089,261
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000	2,395,122

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA)	6.25	8/15/10	1,095,000	1,135,931
New Jersey	6.00	5/1/10	3,695,000 [a]	3,900,885
New Jersey
(Insured; MBIA)	6.00	7/15/10	7,400,000	7,847,330
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.63	6/15/18	3,000,000	3,075,000
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	2,300,000	2,389,286
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/29	2,500,000	2,663,125
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,295,000	1,381,648
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health
Services)	6.10	7/1/17	3,320,000	3,522,952
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/07	515,000	516,339
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	4,040,000	4,076,683
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	1,086,193
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,732,130

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,942,060
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	2,024,390
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,077,830
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	365,207
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	3,041,370
New Jersey Economic Development
Authority, First Mortgage Revenue
(Fellowship Village Project)	5.50	1/1/18	2,950,000	2,979,824
New Jersey Economic Development
Authority, First Mortgage Revenue
(Fellowship Village Project)	5.50	1/1/25	3,000,000	3,019,830
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/17	650,000	657,507
New Jersey Economic Development
Authority, First Mortgage
Revenue (The Evergreens)	6.00	10/1/22	700,000	708,365
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; MBIA)	0.00	7/1/18	5,000,000	3,098,700
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; MBIA)	0.00	7/1/20	3,350,000	1,882,767

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; MBIA)	0.00	7/1/21	2,620,000	1,402,905
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.00	11/15/15	1,605,000	1,628,947
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,711,152
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000	1,149,606
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	835,830
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	801,490
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	2,377,277
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	3,330,650
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	1,584,200
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	3,734,965

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	3,124,140
New Jersey Economic Development
Authority, Revenue (Transportation
Project) (Insured; FSA)	5.25	5/1/11	2,210,000	2,311,130
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	6/15/11	2,500,000	2,640,375
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.25	6/15/18	10,000,000 [b,c]	10,477,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	4,300,000	4,851,690
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	5,000,000	5,157,750
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	2,000,000	2,063,100
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 [a]	2,565,723
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.13	6/15/10	7,535,000 [a]	7,998,327
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	2,885,000	2,879,432

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey Issue) (Insured; FGIC)	5.38	7/1/17	1,300,000	1,372,813
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,966,959
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	5.13	7/1/10	1,550,000 [a]	1,604,018
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	5.25	7/1/10	2,885,000 [a]	2,995,697
New Jersey Educational Facilities
Authority, Revenue
(Princeton University)	5.00	7/1/23	2,000,000	2,096,040
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,596,390
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,681,665
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured; Radian)	5.00	7/1/37	1,750,000	1,764,245
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured; FGIC)	5.75	7/1/10	15,405,000 [a]	16,203,595
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured; FGIC)	4.25	7/1/34	3,500,000	3,273,655
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/34	2,500,000	2,596,700
New Jersey Environmental
Infrastructure Trust	5.25	9/1/10	4,070,000 [a]	4,267,598
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.00	7/1/12	6,145,000	6,545,224

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.25	7/1/12	2,270,000 [a]	2,494,753
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.25	7/1/17	2,730,000	2,965,544
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	3,155,940
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	653,669
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,063,140
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)
(Insured; MBIA)	5.00	7/1/08	1,500,000	1,508,670
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	2,280,000	1,104,500
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA)	0.00	7/1/23	3,220,000	1,557,417
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Elizabeth Hospital
Obligated Group Issue)	6.00	7/1/14	2,500,000	2,550,275
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Elizabeth Hospital
Obligated Group Issue)	6.00	7/1/20	3,120,000	3,182,743

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,000,000	3,145,320
New Jersey Health Care Facilities
Financing Authority,
Revenue (Trinitas Hospital
Obligated Group)	7.38	7/1/10	4,000,000 [a]	4,369,080
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA)	6.13	6/1/17	300,000	308,250
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,619,489
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.75	4/1/18	1,200,000	1,220,532
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA)	5.30	4/1/26	935,000	940,601
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	5,250,000	5,352,690
New Jersey Housing and Mortgage
Finance Agency, MFHR
(Insured; FSA)	5.70	5/1/20	2,595,000	2,678,533
New Jersey Housing and Mortgage
Finance Agency, MFHR
(Insured; FSA)	5.75	5/1/25	895,000	921,036
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FGIC)	5.00	11/1/36	800,000	800,792
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,500,000	2,597,100
New Jersey Transit Corporation,
Master Lease Agreement, COP,
Federal Transit Administration
Grants (Insured; AMBAC)	5.75	9/15/10	5,000,000 [a]	5,269,350
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.13	6/15/09	25,500,000 [b,c]	26,120,288
New Jersey Transportation Trust
Fund Authority
(Transportation System)	5.50	6/15/09	2,725,000	2,810,402

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,147,400
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/21	3,000,000	3,252,210
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	7,777,420
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FSA)	5.00	6/15/20	2,500,000	2,609,175
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	2,630,000 [a]	2,849,053
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	1,370,000 [a]	1,484,107
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	5,000,000 [a]	5,416,450
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	9,000,000 [a,b,c]	9,749,610
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	8,000,000 [a,b,c]	8,666,320
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	2,255,000	2,558,275
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	7.00	6/15/12	3,745,000	4,238,029
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	67,644
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	181,790
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	1,000,000	1,132,420
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,195,600

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	4,500,000	4,965,705
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	5.75	1/1/10	685,000	715,222
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	5.75	1/1/10	2,315,000	2,418,249
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	6.00	1/1/14	3,180,000	3,538,259
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	6.50	1/1/16	17,935,000	20,377,568
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	6.50	1/1/16	1,210,000	1,374,790
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	6.50	1/1/16	3,520,000	3,986,118
North Hudson Sewerage Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/16	2,000,000	2,112,500
North Hudson Sewerage Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/17	2,000,000	2,102,160
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA)	6.00	7/1/19	2,000,000	2,238,240
Northeast Monmouth County Regional
Sewer Authority, Sewer
Revenue (Insured; MBIA)	5.00	11/1/10	2,250,000	2,269,755
Ocean County,
General Improvement	5.00	9/1/10	1,300,000 [a]	1,353,521
Ocean County,
General Improvement	5.00	9/1/10	1,200,000 [a]	1,249,404
Ocean County Utilities Authority,
Wastewater Revenue	5.25	1/1/17	1,500,000	1,569,045
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,157,955
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/15	5,000,000	5,683,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.63	12/1/09	1,820,000 [a]	1,895,039
South Jersey Transportation
Authority, Transportation
System Revenue (Insured; FGIC)	5.00	11/1/33	2,500,000	2,584,350
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/12	2,500,000 [a]	2,655,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 [a]	2,047,724
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 [a]	12,293,382
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	5,000,000	5,060,300
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	10,000,000	9,288,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	6,680,000	7,109,925
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	19,000,000	17,977,610
Trenton
(Insured; FGIC)	5.13	1/15/13	1,000,000	1,028,400
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,255,518

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	5,082,814
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	16,395,541
West Orange Board of Education,
COP (Insured; MBIA)	6.00	10/1/09	500,000 [a]	527,845
U.S. Related—9.6%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 [a]	1,579,935
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,083,470
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	2,000,000	2,188,900
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	5,000,000	5,231,800
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/32	5,000,000	5,216,800
Puerto Rico Commonwealth,
Public Improvement (Insured; FGIC)	5.50	7/1/29	7,850,000	8,957,086
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/37	10,000,000	10,233,200
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.25	7/1/38	6,000,000	6,710,460
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/22	1,615,000	1,677,307
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	10,400,000	10,513,464

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,530,690
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 [a]	3,263,010
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,148,060
Total Long-Term
Municipal Investments
(cost $622,328,429)				644,262,498

Short-Term Municipal Investment—.4%

New Jersey;
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)
(cost $2,500,000)	3.88	7/1/07	2,500,000 [d]	2,500,000

Total Investments (cost $624,828,429)			103.1%	646,762,498
Liabilities, Less Cash and Receivables			(3.1%)	(19,172,422)
Net Assets			100.0%	627,590,076

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2007, these securities amounted to $55,014,018 or 8.8% of net assets.
[c] Collateral for floating rate borrowings.
[d] Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	61.7
AA	Aa		AA	4.8
A	A		A	8.7
BBB	Baa		BBB	18.3
BB	Ba		BB	.7
B	B		B	1.1
CCC	Caa		CCC	.2
F1	MIG1/P1		SP1/A1	.4
Not Rated [e]	Not Rated [e]		Not Rated [e]	4.1
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

			Cost	Value

Assets ($):
Investment in Securities—See Statement of Investments			624,828,429	646,762,498
Interest receivable				8,502,330
Receivable for shares of Common Stock subscribed				4,499
Prepaid expenses				28,444
				655,297,771

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				415,163
Cash overdraft due to Custodian				678,935
Payable for floating rate notes issued				26,250,000
Payable for shares of Common Stock redeemed				235,985
Interest and related expense payable				46,509
Accrued expenses				81,103
				27,707,695

Net Assets ($)				627,590,076

Composition of Net Assets ($):
Paid-in capital				606,285,736
Accumulated undistributed investment income—net				39,557
Accumulated net realized gain (loss) on investments				(669,286)
Accumulated net unrealized appreciation
(depreciation) on investments				21,934,069

Net Assets ($)				627,590,076

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	453,432,698	1,732,380	3,456,271	168,968,727
Shares Outstanding	35,349,281	135,198	269,680	13,170,703

Net Asset Value Per Share ($)	12.83	12.81	12.82	12.83

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (Unaudited)

Investment Income ($):
Interest Income	12,784,904
Expenses:
Management fee—Note 3(a)	1,443,511
Shareholder servicing costs—Note 3(c)	679,857
Interest and related expense	524,477
Directors’ fees and expenses—Note 3(d)	36,834
Professional fees	34,707
Registration fees	25,323
Custodian fees	24,345
Distribution fees—Note 3(b)	16,247
Prospectus and shareholders’ reports	14,344
Loan commitment fees—Note 2	902
Miscellaneous	12,825
Total Expenses	2,813,372
Less—reduction in management fee
due to undertaking—Note 3(a)	(227,565)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(9,720)
Net Expenses	2,576,087
Investment Income—Net	10,208,817

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	62,907
Net unrealized appreciation (depreciation) on investments	(6,024,043)
Net Realized and Unrealized Gain (Loss) on Investments	(5,961,136)
Net Increase in Net Assets Resulting from Operations	4,247,681

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations ($):
Investment income—net	10,208,817	20,317,798
Net realized gain (loss) on investments	62,907	1,700,342
Net unrealized appreciation
(depreciation) on investments	(6,024,043)	(3,336,028)
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,247,681	18,682,112

Dividends to Shareholders from ($):
Investment income—net:
Class A	(9,616,751)	(20,061,424)
Class B	(34,665)	(76,257)
Class C	(53,304)	(93,384)
Class Z	(464,540)	—
Total Dividends	(10,169,260)	(20,231,065)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	23,211,349	33,931,033
Class B	1,780	355,054
Class C	949,357	404,894
Class Z	684,018	—
Net assets received in connection
with reorganization—Note 1	166,857,444	—
Dividends reinvested:
Class A	7,100,844	14,677,264
Class B	21,138	49,740
Class C	25,341	51,129
Class Z	374,342	—
Cost of shares redeemed:
Class A	(33,918,112)	(56,582,974)
Class B	(385,639)	(294,864)
Class C	(221,024)	(411,076)
Class Z	(1,780,797)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	162,920,041	(7,819,800)
Total Increase (Decrease) in Net Assets	156,998,462	(9,368,753)

Net Assets ($):
Beginning of Period	470,591,614	479,960,367
End of Period	627,590,076	470,591,614
Undistributed investment income—net	39,557	—

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Capital Share Transactions:
Class Aa
Shares sold	1,789,554	2,602,149
Shares issued for dividends reinvested	546,164	1,126,636
Shares redeemed	(2,604,060)	(4,338,081)
Net Increase (Decrease) in Shares Outstanding	(268,342)	(609,296)

Class B [a]
Shares sold	137	27,258
Shares issued for dividends reinvested	1,627	3,816
Shares redeemed	(29,601)	(22,580)
Net Increase (Decrease) in Shares Outstanding	(27,837)	8,494

Class C
Shares sold	72,857	31,034
Shares issued for dividends reinvested	1,951	3,922
Shares redeemed	(16,977)	(31,578)
Net Increase (Decrease) in Shares Outstanding	57,831	3,378

Class Z
Shares sold	54,296	—
Shares received in connection
with reorganization—Note 1	13,226,443	—
Shares issued for dividends reinvested	29,177	—
Shares redeemed	(139,213)	—
Net Increase (Decrease) in Shares Outstanding	13,170,703	—

a During the period ended June 30, 2007, 3,946 Class B shares representing $51,441 were automatically converted to 3,942 Class A shares, and during the period ended December 31, 2006, 1,434 Class B shares representing $18,792, were automatically converted to 1,433 Class A shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended		Year Ended December 31,
	June 30, 2007
Class A Shares	(Unaudited)	2006	2005	2004	2003 [a]	2002

Per Share Data ($):
Net asset value,
beginning of period	13.07	13.12	13.26	13.32	13.25	12.76
Investment Operations:
Investment income—net [b]	.27	.56	.56	.55	.57	.62
Net realized and unrealized
gain (loss) on investments	(.24)	(.05)	(.14)	(.04)	.06	.49
Total from Investment Operations	.03	.51	.42	.51	.63	1.11
Distributions:
Dividends from investment
income—net	(.27)	(.56)	(.56)	(.55)	(.56)	(.62)
Dividends from net realized
gain on investments	—	—	—	(.02)	—	(.00)[c]
Total Distributions	(.27)	(.56)	(.56)	(.57)	(.56)	(.62)
Net asset value, end of period	12.83	13.07	13.12	13.26	13.32	13.25

Total Return (%)	.24[d,e]	4.00[d]	3.22[d]	3.91[d]	4.90[d]	8.88

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17[f]	1.18	1.12[g]	1.04[g]	1.03[g]	1.03[g]
Ratio of net expenses
to average net assets	1.06[f]	1.06	1.01[g]	.94[g]	.94[g]	.94[g]
Ratio of net investment income
to average net assets	4.24[f]	4.32	4.25	4.16	4.29	4.77
Portfolio Turnover Rate	20.09[e]	17.13	11.22	16.98	24.45	33.10

Net Assets, end of period

($ x 1,000) 453,433 465,695 475,203 500,585 536,073 558,814

[a]	The fund commenced offering three classes of shares on January 7, 2003.The existing shares redesignated Class A.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Annualized.
[g]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods footnoted
have been restated due to an interpretation of an accounting principle.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return.
See notes to financial statements.

	Six Months Ended		Year Ended December 31,
	June 30, 2007
Class B Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.06	13.10	13.25	13.30	13.13
Investment Operations:
Investment income—net [b]	.24	.50	.50	.48	.48
Net realized and unrealized
gain (loss) on investments	(.25)	(.04)	(.16)	(.03)	.17
Total from Investment Operations	(.01)	.46	.34	.45	.65
Distributions:
Dividends from investment income—net	(.24)	(.50)	(.49)	(.48)	(.48)
Dividends from net realized
gain on investments	—	—	—	(.02)	—
Total Distributions	(.24)	(.50)	(.49)	(.50)	(.48)
Net asset value, end of period	12.81	13.06	13.10	13.25	13.30

Total Return (%) [c]	(.09)[d]	3.56	2.63	3.46	5.07[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[e]	1.74	1.67[f]	1.59[f]	1.57[e,f]
Ratio of net expenses to average net assets	1.56[e]	1.56	1.51[f]	1.44[f]	1.43[e,f]
Ratio of net investment income
to average net assets	3.74[e]	3.82	3.74	3.65	3.63[e]
Portfolio Turnover Rate	20.09[d]	17.13	11.22	16.98	24.45

Net Assets, end of period ($ x 1,000)	1,732	2,129	2,025	1,614	1,038

[a]	From January 7, 2003 (commencement of initial offering) to December 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
[f]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods footnoted
have been restated due to an interpretation of an accounting principle.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Year Ended December 31,
	June 30, 2007
Class C Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.06	13.11	13.25	13.31	13.13
Investment Operations:
Investment income—net [b]	.23	.46	.46	.45	.44
Net realized and unrealized
gain (loss) on investments	(.25)	(.05)	(.14)	(.04)	.19
Total from Investment Operations	(.02)	.41	.32	.41	.63
Distributions:
Dividends from investment income—net	(.22)	(.46)	(.46)	(.45)	(.45)
Dividends from net realized
gain on investments	—	—	—	(.02)	—
Total Distributions	(.22)	(.46)	(.46)	(.47)	(.45)
Net asset value, end of period	12.82	13.06	13.11	13.25	13.31

Total Return (%) [c]	(.14)[d]	3.22	2.45	3.13	4.88[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[e]	1.96	1.89[f]	1.81[f]	1.80[e,f]
Ratio of net expenses to average net assets	1.81[e]	1.81	1.76[f]	1.69[f]	1.67[e,f]
Ratio of net investment income
to average net assets	3.47[e]	3.57	3.51	3.41	3.34[e]
Portfolio Turnover Rate	20.09[d]	17.13	11.22	16.98	24.45

Net Assets, end of period ($ x 1,000)	3,456	2,768	2,732	1,736	1,188

[a]	From January 7, 2003 (commencement of initial offering) to December 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
[f]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods footnoted
have been restated due to an interpretation of an accounting principle.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return.
See notes to financial statements.

Six Month Ended
June 30, 2007 [a]
Class Z Shares	(Unaudited)

Per Share Data ($):
Net asset value, beginning of period	12.84
Investment Operations:
Investment income—net [b]	.04
Net realized and unrealized
gain (loss) on investments	(.01)
Total from Investment Operations	.03
Distributions:
Dividends from investment income—net	(.04)
Net asset value, end of period	12.83

Total Return (%)	.17[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[d]
Ratio of net expenses to average net assets	1.07[d]
Ratio of net investment income to average net assets	4.39[d]
Portfolio Turnover Rate	20.09[c]

Net Assets, end of period ($ x 1,000)	168,969

[a]	From June 7, 2007, (commencement of initial offering) to June 30, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey personal income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, Mellon Financial and The Bank of New York Company,Inc.merged,forming The Bank of New York Mellon Financial Corporation.As part of this transaction,Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

On December 13, 2006, the fund’s Board of Directors approved the addition of Class Z shares, which became effective on June 7, 2007.

As of the close of business on June 7, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to liabilities, of Dreyfus New Jersey Intermediate Municipal Bond Fund were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of Dreyfus New Jersey Intermediate Municipal Bond Fund received Class Z shares of the fund, in a amount equal to the aggregate net asset value of their investment in Dreyfus New Jersey Intermediate Municipal Bond Fund at the time of the exchange.The fund’s net asset value on the close of business on June 7, 2007 was $12.84 per share for Class Z shares, and a total of 13,226,443 Class Z shares representing net assets of $169,816,616 (including $2,970,086 net unrealized depreciation on investments) were issued to shareholders of Dreyfus New Jersey Intermediate Municipal Bond Fund in the exchange. The exchange was a tax-free event to Dreyfus New Jersey Intermediate Municipal Bond Fund shareholders.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager served as the distributor of the fund’s shares. Effective, June 30, 2007, the Distributor became known as MBSC Securities Corporation.The fund is authorized to issue 525 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class B (150 million shares authorized), Class C (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of Dreyfus New Jersey Intermediate Municipal Bond Fund as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

Inverse floaters purchased after January 1, 1997 in the agency market are accounted for as financing transactions in accordance with FASB 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities”.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $803,681 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, the carryover expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: tax exempt income $20,231,065. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken until such time as they give shareholders at least 90 days’ notice to the contrary, if the aggregate expenses of the fund, exclusive of taxes, brokerage commissions, interest expense, commitment fees, extraordinary expenses, shareholder services fees and Rule 12b-1 distribution plan fees, but including the management fee, exceed .60% of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $227,565 during the period ended June 30, 2007.

During the period ended June 30, 2007, the Distributor retained $4,548 from commissions earned on sales of the fund’s Class A shares and $919 and $998 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2007, Class B and Class C shares were charged $4,660 and $11,587 respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and provid-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2007, Class A, Class B and Class C shares were charged $568,700, $2,330 and $3,862, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2007, Class Z shares were charged $9,000 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2007, the fund was charged $66,758 pursuant to the transfer agency agreement.

During the period ended June 30, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $308,088, Rule 12b-1 distribution plan fees $2,819, shareholder services plan fees $93,391, chief compliance officer fees $1,205, custodian fee $11,016 and transfer agency per account fees $32,044, which are offset against an expense reimbursement currently in effect in the amount of $33,400.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2007, amounted to $102,179,323 and $105,471,974, respectively.

At June 30, 2007, accumulated net unrealized appreciation on investments was $21,934,069, consisting of $24,152,985 gross unrealized appreciation and $2,218,916 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on May 23, 2007, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending July 31, 2008.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, Inc., an independent provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a Performance Universe, consisting of all funds with the same Lipper classification/objective, and a Performance Group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an Expense Universe, consisting of funds with the same or similar Lipper classification/objective, and an Expense Group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board. As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees, as well as any waivers or reimbursements of fees and expenses.

In its review of performance, the Board noted that the fund’s average annual total return ranked in the third quintile of its Performance Group for the one- and three-year periods ended March 31, 2007 and in the second quintile for the five-year period ended March 31, 2007. The fund’s average annual total return ranked in the third quintile of its Performance Universe for the one-, three- and five-year periods ended March 31, 2007. The Board also noted that the fund’s yield ranked in the first quintile of its Performance Group and Performance Universe for the one-year period ended March 31, 2007.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, noting, among other things, that the fund’s actual management fee and total expense ratio were lower than the median of the Expense Group and the Expense Universe.

Representatives of Dreyfus noted that there were no similarly managed separate accounts or wrap fee accounts managed by Dreyfus or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided. The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and its effect on Dreyfus’s profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 43

N OT E S

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 27, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 27, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)